Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of accumulated amortization

June 30, 2026

Patents	$75,000
Customer list	69,170
Trademark	150,000
Total	294,170
Less: accumulated amortization	(3,678)
Total intangible assets, net	$290,492